Convertible Loans - Schedule of Fair Value of the Promissory Notes (Details) - Promissory Notes [Member]	12 Months Ended
Oct. 31, 2025 USD ($)
Schedule of Fair Value of the Promissory Notes [Line Items]
Balance at beginning
Balance at ending	1,760,066
Proceeds received from issuance of convertible loans	2,250,000
Finance expenses	209,196
Issuance of shares upon conversion of convertible loans	$ (699,130)